As filed with the Securities and Exchange Commission on December 28, 2005
                                     Investment Company Act file number 811-6152


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2005
(Unaudited)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Put Bonds (b) (4.34%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Plaquemines, LA Port , Harbor & Terminal District Rev Ref Bonds
              (International Marine Terminal Project) - Series 1984B
              LOC KBC Bank                                                      03/15/06    2.60%  $  1,000,000      P-1       A-1
    260,000   Puerto Rico Industrial Medical & Environmental Pollution Control
              Facilities Financing Authority RB (Abbott Laboratories Project)
              1983 - Series A (c)                                               03/01/06    2.55        260,000
  5,470,000   Puerto Rico Industrial Medical & Environmental Pollution Control
              Facilities Financing Authority RB (Abbott Laboratories Project)
              1983 - Series A (c)                                               03/01/06    2.55      5,470,000
-----------                                                                                        ------------
  6,730,000   Total Put Bonds                                                                         6,730,000
-----------                                                                                        ------------

Tax Exempt Commercial Paper (12.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   New Jersey & New York ABN AMRO Municipal
              TOPs Certificates Trust Series 2002-33
              Insured by FSA                                                    11/02/05    2.54%  $  7,200,000     VMIG-1
  5,000,000   New Jersey EDA RB (Keystone 1992 Project)
              LOC BNP Paribas                                                   11/02/05    2.74      5,000,000     VMIG-1    A-1+
  2,500,000   New Jersey EDA RB (Chambers Co-Generation Exempt Facilities)
              LOC Dexia Credit Local                                            11/08/05    2.86      2,500,000     VMIG-1    A-1+
  4,000,000   Salem Country, NJ PCFA (Philadelphia Electric Co.) 1993 Series A
              LOC BNP Paribas                                                   11/09/05    2.73      4,000,000     VMIG-1    A-1+
-----------                                                                                        ------------
 18,700,000   Total Tax Exempt Commercial Paper                                                      18,700,000
-----------                                                                                        ------------

Tax Exempt General Obligation Notes & Bonds (17.42%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,026,000   Hanover Township, NJ BAN (c)                                      07/14/06    2.72%  $  3,047,183
  3,000,000   Lacey Township, NJ BAN (c)                                        08/11/06    2.90      3,024,864
  3,802,150   Lacey Township, NJ BAN (c)                                        08/11/06    2.95      3,832,213
  2,247,000   Manville, NJ BAN (c)                                              06/27/06    2.80      2,260,538
  1,000,000   New Jersey State TRAN Fiscal 2006 - Series A                      06/23/06    2.75      1,007,829     MIG-1    SP-1+
  3,000,000   New Jersey State TRAN Fiscal 2006 - Series A                      06/23/06    2.77      3,023,119     MIG-1    SP-1+
  2,825,200   New Providence, NJ BAN (c)                                        07/28/06    2.85      2,848,478
  3,000,000   North Brunswick Township, NJ BAN                                  11/16/05    1.95      3,001,874     MIG-1
  2,750,000   North Brunswick Township, NJ BAN                                  11/16/05    2.00      2,751,661     MIG-1
  2,199,853   Norwood, NJ BAN (c)                                               10/06/06    3.05      2,218,681
-----------                                                                                        ------------
 26,850,203   Total Tax Exempt General Obligation Notes & Bonds                                      27,016,440
-----------                                                                                        ------------

Tax Exempt Variable Rate Demand Instruments (d) (66.04%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26    2.72%  $  4,900,000               A-1+
  5,670,000   Village of Channahon, IL RB (Morris Hospital) Series 2003B
              LOC US Bank, N.A.                                                 12/01/32    2.72      5,670,000               A-1+
  2,000,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project - Series 2004)
              LOC Amsouth Bank, N.A.                                            01/01/24    2.82      2,000,000     VMIG-1
  2,000,000   Commonwealth of Puerto Rico Public Improvement Bonds
              - Series 2001 (TICs/TOCs Trust - Series 2001-1)
              Insured by FSA                                                    07/01/27    2.71      2,000,000               A-1+
  3,000,000   King George County, VA IDA RB (Birchwood Power Partners, LP)
              Series - 1995
              LOC Bank of Nova Scotia                                           11/01/25    2.88      3,000,000               A-1+
  4,000,000   Miami - Dade County, FL IDA (Airborne Heavy Maintenance, Inc) -
              Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18    2.75      4,000,000               A-1+
  2,612,500   Morgan Stanley Floating Rate Trust - Series 2002-402
              (Mercer County, NJ Improvement Authority)                         01/01/18    2.72      2,612,500     VMIG-1
  1,100,000   New Jersey State Municipal Securities Trust Receipts - Series CB1 02/15/11    2.74      1,100,000     VMIG-1
  1,505,000   New Jersey EDA (Stolthaven Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18    2.61      1,505,000       P-1     A-1+
  2,000,000   New Jersey EDA (United Water Project) - Series 1996A
              Insured by AMBAC Indemnity Corp. Assurance Corporation            11/01/26    2.72      2,000,000     VMIG-1    A-1+
  2,000,000   New Jersey EDA EDRB (Pennington School Project) - Series 2005
              LOC Citizens Bank of Pennsylvania                                 04/01/35    2.68      2,000,000     VMIG-1
  2,845,000   New Jersey EDA (El Dorado Terminals Company Project) -
              Series 1999B
              LOC Suntrust  Bank                                                12/01/21    2.69      2,845,000     VMIG-1    A-1+
  1,145,000   New Jersey EDA IDRB
              (Kooltronic Incorporated Project)
              LOC First Union National Bank                                     12/01/08    2.81      1,145,000     VMIG-1    A-1+
    100,000   New Jersey EDA Manufacturing Facility RB
              (VPR Commerce Center Project) - Series 1989
              LOC PNC Bank, N.A.                                                08/01/17    2.66        100,000                A-1
  4,000,000   New Jersey EDA School Facilities Construction Bonds, Series 2005-0
              LOC JP Morgan Chase Bank, N.A.                                    03/01/13    2.73      4,000,000     VMIG-1
  2,255,000   New Jersey EDA RB (Color Graphics Inc. Project)
              LOC Wachovia Bank, N.A.                                           12/01/17    2.76      2,255,000     VMIG-1    A-1+
 11,000,000   New Jersey EDA RB (EnCap Golf Holdings LLC) - Series 1994
              LOC Wachovia Bank, N.A.                                           02/01/16    2.71     11,000,000     VMIG-1    A-1+
  1,650,000   New Jersey EDA RB (Filtra Corporation Project) - Series 1995
              LOC Wachovia Bank, N.A.                                           08/01/15    2.86      1,650,000     VMIG-1    A-1+
  3,000,000   New Jersey EDA RB (Bayshore Healthcare Center Project) -
              Series 1998A
              LOC JP Morgan Chase Bank, N.A.                                    04/01/28    2.66      3,000,000     VMIG-1
  1,985,000   New Jersey EDA RB ROCs II-R Trust - Series 2087
              Insured by AMBAC Indemnity Corp.                                  09/01/23    2.73      1,985,000               A-1+
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America, N.A.                                         10/15/09    2.72      1,000,000       P-1
  3,700,000   New Jersey EDA Special Facility RB
              (Port Newark Container Terminal LLC Project) - Series 2003
              LOC Citibank, N.A.                                                07/01/30    2.72      3,700,000               A-1+
  4,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC JP Morgan Chase Bank                                          12/01/09    2.78      4,500,000     VMIG-1
  2,005,000   New Jersey Sports & Expo Authority Contract  P-Floats 649R
              Insured by MBIA Insurance Corp.                                   03/01/18    2.73      2,005,000               A-1+
  2,250,000   New Jersey State EDA RB
              (Campus 130 Association)
              LOC Bank of New York                                              12/01/11    2.75      2,250,000     VMIG-1    A-1+
  5,000,000   New Jersey State Educational Facilities Authority
              (College of New Jersey) - Series 1999A
              Insured by AMBAC Assurance Corporation                            07/01/29    2.66      5,000,000     VMIG-1    A-1+
  4,000,000   New Jersey State Housing & Mortgage Finance Agency
              (Single Family Housing) - Series 2005                             10/01/26    2.80      4,000,000     VMIG-1    A-1+
  4,000,000   New Jersey State Transportation Corporation - Series A
              P-Floats - Series MT-128
              Insured by AMBAC Assurance Corporation                            06/08/06    2.75      4,000,000               A-1+
  2,000,000   New Jersey Transportation Trust Fund Authority
              Series 2005C - ROCs II-R Trust - Series 7516
              Insured by MBIA Insurance Corp.                                   06/15/21    2.73%     2,000,000      Aaa      AAA
  1,000,000   New York City, NY HDC (West 48th Street Dev.) 2001 - Series A
              Guaranteed by Federal National Mortgage Association               01/15/34    2.71      1,000,000               A-1+
  1,990,000   Newark, NJ Bonds - Series 2003 (ROCs II-R Trust - Series 4539)
              Insured by FSA                                                    07/15/18    2.73      1,990,000     VMIG-1
  5,305,000   Newark, NJ Housing Authority Port Marine Terminal  Rental Revenue
              (ROCs II-R Trust - Series 2125)
              Insured by MBIA Insurance Corp.                                   01/01/17    2.73      5,305,000               A-1+
  1,910,000   Pinellas County, FL Health Facility RB
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America, N.A.                                         03/01/17    2.70      1,910,000               A-1+
  1,000,000   Port Authority of New York & New Jersey - Series 141
              (UBS CRVS Floaters - Series 2005-16)
              Insured by AMBAC Assurance Corporation                            03/01/13    2.75      1,000,000               A-1+
  3,000,000   Puerto Rico Commonwealth Infrastrucutre Financing Authority
              TICs/TOCs Trust - Series 2000-1                                   04/01/27    2.71      3,000,000               A-1+
  1,000,000   University of Toledo, OH RB - Series 2002
              Insured by FGIC                                                   06/01/32    2.73      1,000,000     VMIG-1    A-1+
-----------                                                                                        ------------
102,427,500   Total Tax Exempt Variable Rate Demand Instruments                                     102,427,500
-----------                                                                                        ------------
              Total Investments (99.85%) (Cost $154,873,940+)                                       154,873,940
              Cash and other assets, net of liabilities (0.15%)                                         234,301
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $155,108,241
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 117,195,394 shares outstanding                                       $       1.00
                                                                                                   ============
              Class B Shares,  14,863,761 shares outstanding                                       $       1.00
                                                                                                   ============
              JPMorgan Shares, 23,070,109 shares outstanding                                       $       1.00
                                                                                                   ============


              + Aggregate cost for federal income tax purposes is identical.

Note 1:

     Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN      =   Bond Anticipation Note                      LOC        =   Letter of Credit
     EDA      =   Economic Development Authority              PCFA       =   Pollution Control Finance Authority
     EDRB     =   Economic Development Revenue Bond           RB         =   Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company        ROC        =   Reset Option Certificate
     FSA      =   Financial Security Assurance                TIC        =   Trust Inverse Certificate
     HDC      =   Housing Development Corporation             TOC        =   Tender Option Certificate
     IDA      =   Industrial Development Authority            TOP        =   Tender Option Puts
     IDRB     =   Industrial Development Revenue Bond         TRAN       =   Tax & Revenue Anticipation Note

ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.


By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  December 28, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  December 28, 2005

* Print the name and title of each signing officer under his or her signature.